Related Party Agreements and Transactions (Deferred Revenue from Related Parties) (Details) - MPC [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Deferred Revenue Related Parties	$ 57	$ 41
Minimum Committed Volume Contracts [Member]
Related Party Transaction [Line Items]
Deferred Revenue Related Parties	48	36
Reimbursable Projects [Member]
Related Party Transaction [Line Items]
Deferred Revenue Related Parties	$ 9	$ 5